Changes in Accounting Principles	12 Months Ended
Dec. 31, 2015
Changes in Accounting Principles [Abstract]
Changes in Accounting Principles
Changes in Accounting Principles

In April 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-06, “Earnings Per Share (Topic 260) - Effects on Historical Earnings per Unit of Master Limited Partnership Dropdown Transactions.” This ASU specifies that for purposes of calculating historical earnings per unit under the two-class method, the earnings of a transferred business before the date of a dropdown transaction should be allocated entirely to the general partner and, therefore, the previously reported earnings per unit of the limited partners would not change as a result of the dropdown transaction. ASU 2015-06 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2015, and shall be applied retrospectively to each period presented.  We have historically calculated earnings per unit after a dropdown transaction consistent with the approach required by ASU 2015-06. We adopted ASU 2015-06 effective in the third quarter of 2015. The adoption did not impact our consolidated financial statements.

Effective December 1, 2015, we early adopted the FASB ASU No. 2015-03, “Interest - Imputation of Interest (Subtopic 835-30) - Simplifying the Presentation of Debt Issuance Costs” and ASU 2015-15, “Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements.” ASU 2015-03 requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. ASU 2015-15 states that the SEC staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing these costs when they relate to a line-of-credit arrangement. Upon adoption, we reclassified $9.2 million of debt issuance costs as a reduction of debt on our 2015 consolidated balance sheet.